UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02575

Morgan Stanley Liquid Asset Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	August 31, 2008

Date of reporting period:	November 30, 2007

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments • November 30, 2007 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Commercial Paper (36.8%)
	Asset-Backed - Auto (0.3%)
$30,000	DaimlerChrysler Revolving Auto Conduit LLC Series II	5.01%	02/08/08	$29,715,950

	Asset-Backed - Consumer (2.9%)
75,000	CAFCO LLC*	4.93	02/12/08	74,260,875
119,500	Gemini Securitization Corp., LLC*	4.94-5.39	12/07/07-02/28/08	118,559,083
70,000	Old Line Funding, LLC*	5.39	02/27/2008	69,089,689
				261,909,647
	Asset-Backed - Corporate (2.1%)
49,000	Atlantis One Funding*	5.36	12/19/07	48,872,110
101,000	CIESCO LLC*	4.94	03/26/08	99,421,594
40,000	Variable Funding Capital Co., LLC*	4.97	02/20/08	39,559,000
				187,852,704
	Asset-Backed - Diversified (0.9%)
58,600	CRC Funding LLC*	5.22	02/07/08	58,032,166
20,000	Three Pillars Funding LLC*	5.17	02/15/08	19,784,667
				77,816,833
	Asset-Backed - Mortgage (0.5%)
45,000	Sydney Capital Corp.*	5.04	12/13/2007	44,924,700

	Asset-Backed - Securities (5.0%)
22,000	Amstel Funding Corp.*	5.52	02/21/08	21,726,894
105,000	Grampian Funding LLC*	5.10-5.25	02/01/08-02/04/08	104,054,444
31,000	North Sea Funding LLC*	5.39	12/28/07	30,875,148
289,000	Scaldis Capital LLC*	5.02-5.50	12/14/07-03/04/08	285,918,168
				442,574,654
	Asset-Backed - Structured Investment Vehicles (0.1%)
13,000	Asscher Finance Corp.*	5.37	12/03/07	12,996,222

	Banking (9.2%)
214,000	Bank of America Corp.	4.99-5.33	12/21/07-03/25/08	212,875,199
431,500	Citigroup Funding Inc.	5.23-5.73	12/10/07-03/18/08	429,853,558
175,000	JPMorgan Chase & Co.	5.13-5.15	02/04/08-03/07/08	173,167,667
				815,896,424
	Finance - Auto (1.1%)
100,000	Toyota Motor Credit Corp.	5.31	02/13/08	98,931,111

	Financial Conglomerates (1.1%)
100,000	General Electric Capital Corp.	5.26	02/08/08	99,012,917

	International Banks (13.6%)
15,000	Barclays U.S. Funding LLC	5.04	02/21/08	14,830,704
99,000	CBA (Delaware) Finance Inc.	5.64	12/12/07	98,831,810
178,000	Dexia Delaware LLC	4.85-4.91	02/15/08-02/19/08	176,150,108
19,000	KBC Financial Products*	4.90	05/23/08	18,561,037
350,000	Kommunalkredit International Bank Ltd.*	5.35-5.37	12/04/07-02/13/08	348,978,319
60,339	Natexis Banques Populaires U.S. Finance Co. LLC	5.13	02/12/08	59,722,335
26,000	Royal Bank of Scotland*	4.92	04/28/08	25,481,314
93,000	Santander Central Hispano Finance (Delaware) Inc.	4.74-5.14	03/28/08-05/07/08	91,180,368
228,535	Societe Generale N.A., Inc.	5.19-5.71	12/10/07-02/11/08	227,783,094
150,000	UBS Finance (Delaware) LLC	4.96-5.16	03/14/08-04/30/08	147,378,531
				1,208,897,620
	Total Commercial Paper (Cost $3,280,528,782)			3,280,528,782

	Certificates of Deposit (33.7%)
	Domestic Banks (1.2%)
43,000	Citibank, N.A.	5.55	12/03/07	43,000,000
62,000	Union Bank of California, NA	5.15	12/28/07	62,000,000
				105,000,000
	International Banks (32.5%)
120,000	ABN Amro Bank	5.64	12/14/07	120,000,000

60,000	Abbey National Treasury	4.72	01/31/08	60,001,005
20,000	Bank of Montreal-Chicago	5.09	04/18/08	20,000,000
50,000	Bank of Scotland-NY	4.85-5.15	02/22/08-05/01/08	49,979,968
450,000	Barclays Bank plc	4.75-5.50	12/17/07-06/04/08	450,002,177
343,000	Calyon	4.76-5.08	01/24/08-03/25/08	343,000,000
91,000	Canadian Imperial Bank	4.70-4.78	03/12/08-04/30/08	90,996,041
107,000	Credit Suisse - NY	5.46	03/12/08	107,000,000
150,000	HBOS Treasury Services plc-NY	5.72	12/07/07	150,000,000
253,000	NATIXIS	4.73-5.15	02/04/08-03/31/08	253,020,960
302,574	Norinchukin Bank	5.36	12/05/07-12/12/07	302,574,000
300,000	Royal Bank of Scotland plc	4.80-5.45	12/31/07-04/30/08	300,000,000
51,000	Skandinaviska Enskilda Banken AB	4.85	01/25/08	51,011,494
243,000	Societe Generale	5.08-5.65	12/11/07-04/04/08	243,000,000
90,000	Svenska Handelsbanken-NY	5.13	04/07/08	90,000,000
100,000	Toronto Dominion Bank	5.13	02/29/08	100,000,000
167,000	UBS AG	4.95-5.46	03/03/08-05/01/08	166,996,375
				2,897,582,020
	Total Certificates of Deposit (Cost $3,002,582,020)			3,002,582,020

	Floating Rate Notes (23.0%)
	Asset-Backed - Structured Investment Vehicles (12.1%)
92,000	Asscher Finance Corp.*	5.17 †	12/12/07 ‡	91,994,739
85,000	Beta Finance*	5.23 †	01/08/08 ‡	85,005,701
318,000	Cullinan Finance Corp.*	4.57 †	12/03/07 ‡	317,992,021
585,000	Links Finance LLC*	4.83-5.17 †	12/28/07-02/15/08 ‡	584,991,527
				1,079,983,988
	Domestic Banks (1.1%)
100,000	American Express Centurion Bank	4.69 †	12/18/07 ‡	100,002,064

	Finance - Auto (1.1%)
50,000	American Honda Finance Corp.*	4.87 †	02/06/08 ‡	50,000,000
43,000	Toyota Motor Credit Corp.	4.59 †	12/03/07 ‡	43,004,149
				93,004,149
	Financial Conglomerates (2.0%)
181,680	General Electric Capital Corp.	5.29 †	01/15/08 ‡	181,699,276

	International Banks (4.7%)
150,000	Banco Bilbao Vizcaya Argentaria - NY	5.18 †	01/03/08 ‡	149,982,086
50,000	BNP Paribas *	4.85 †	02/07/08 ‡	50,000,000
75,000	Credit Suisse - NY	5.00 †	02/26/08 ‡	75,000,000
90,000	NATIXIS	5.14 †	12/31/07 ‡	89,989,868
55,000	Westpac Banking Corp.	4.97 †	01/29/08 ‡	54,999,473
				419,971,427

	Investment Banks/Brokers (2.0%)
20,000	Goldman Sachs Group, Inc. (The)	4.85 †	12/03/07 ‡	20,001,367
150,000	Merrill Lynch & Co. Inc.*	4.83 †	12/18/07 ‡	150,000,000
				170,001,367
	Total Floating Rate Notes (Cost $2,044,662,271)			2,044,662,271

	Repurchase Agreement (2.5%)
218,000	Barclays Capital Inc.
	(dated 11/30/07; proceeds $218,084,112) (a)(Cost $218,000,000)	4.63	12/03/07	218,000,000

	U.S. Government Agencies-Discount Notes (1.7%)
70,000	Federal Home Loan Banks	4.31-5.05	01/31/08-02/20/08	69,397,100
85,347	Federal National Mortgage Assoc.	4.40-4.79	02/06/08-04/23/08	84,152,454
	Total U.S. Government Agencies -Discount Notes (Cost $153,549,554)			153,549,554

	Corporate Bond Notes (1.1%)
	Asset-Backed - Structured Investment Vehicles
70,000	Asscher Finance Corp.*	5.45	06/25/08	70,000,000
25,000	Cullinan Finance Corp.*	5.40	04/25/08	25,000,000
	Total Corporate Bond Notes (Cost $95,000,000)			95,000,000

	Short-Term Bank Note (0.7%)
65,000	Bank of America Corp. (Cost $65,000,000)	4.75	04/07/08	65,000,000

	U.S. Government Agencies - Debenture Bonds (0.3%)
25,000	Federal Home Loan Banks (Cost$ 25,000,000)	4.45	11/05/08	25,000,000

Total Investments (Cost $8,884,322,627) (b)	99.8%	8,884,322,627

Other Assets in Excess of Liabilities	0.2	21,986,143

Net Assets	100.0%	$8,906,308,770

*	Resale is restricted to qualified institutional investors.
†	Rate shown is the rate in effect at November 30, 2007.
‡	Date of next interest rate reset.
(a)	Collateralized by Federal National Mortgage Assoc. 6.00% - 6.50% due 07/01/37 - 10/01/37 valued at $137,324,796 and Freddie Mac 5.50% due 04/01/37 - 11/01/37 valued at $85,035,205.
(b)	Cost is the same for federal income tax purposes.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Liquid Asset Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 17, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 17, 2008